Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	7.59%	10.90%	(16.73%)
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.61%)	(4.75%)	4.49%
Effect of tax holiday	(12.11%)	(13.22%)	3.46%
Effect of non-deductible expenses	2.34%	11.04%	(36.07%)
Change in valuation allowance	0.58%	(11.18%)	2.82%
Additional tax paid due to conclusion of tax audit	2.34%
Others			0.70%
Effective tax rate	21.13%	17.79%	(16.33%)